Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

14. Related Party Transactions

Les Lyman, a member of the Company’s board of directors, is the chairman and significant indirect shareholder of The Tremont Group, Inc. During the three months ended March 31, 2014, The Tremont Group, Inc. purchased $320,000 of the Company’s products for further distribution and resale. As of March 31, 2014, the Company had outstanding accounts receivable due from The Tremont Group, Inc. of $1,230,000. Although the Company anticipates sales of its products to The Tremont Group, Inc. to continue through 2014, the Company cannot estimate the amount of those sales.

During the three months ended March 31, 2014, the Company recorded revenue of $328,000 relating to license revenue recognized based on the terms of the Company’s agreements with Syngenta, an affiliate of one of our 5% stockholders. As of March 31, 2014, the Company had no outstanding accounts receivable due from Syngenta.

18. Related Party Transactions

Les Lyman, a member of the Company’s board of directors, is the chairman and significant indirect shareholder of The Tremont Group, Inc. During the year ended December 31, 2013, The Tremont Group, Inc. purchased $1,446,000 of the Company’s products for further distribution and resale. As of December 31, 2013, the Company had outstanding accounts receivable due from The Tremont Group, Inc. of $903,000, all of which are due in April 2014. Although the Company anticipates sales of its products to The Tremont Group, Inc. to continue through 2014, the Company cannot estimate the amount of those sales.

In December 2012, the Company issued a $12,500,000 convertible note to Syngenta Ventures Pte. LTD. (Syngenta), an affiliate of one of the Company’s distributors (See Note 9), for which there was no outstanding balance as of December 31, 2013 as the convertible note converted into shares of the Company’s common stock immediately following the completion of the IPO in August 2013. During the year ended December 31, 2013, the Company recorded revenue of $116,000 relating to sales of product to Syngenta and $131,000 relating to license revenue recognized based on the terms of the Company’s commercial agreement with Syngenta. As of December 31, 2013, the Company had no outstanding accounts receivable due from Syngenta.